Related Party Transactions (Tables) (Wetouch Holding Group Limited)	9 Months Ended
Sep. 30, 2020
Wetouch Holding Group Limited [Member]
Schedule of Related Party Transactions

Amounts due from related parties are as follows:

Amounts due from related parties	Relationship	September 30, 2020	December 31, 2019	Note

Mr. Shengyong Li	General Manager of Sichuan Wetouch	-	72	Employee advance

Vision Touch Technology AG	100% owned by Mr. Yong Yang, Sales Director of Sichuan Wetouch	73,633	71,812	Operating expense paid on behalf of the related party/Company
Total		$73,633	$71,884

Amounts due to related parties are as follows:

	Relationship	September 30, 2020	December 31, 2019	Note
Chengdu Wetouch Technology Co., Ltd (“Chengdu Wetouch”)	94% owned by Mr. Guangde Cai & 2% by Mr. Shengyong Li	$129,370	$121,306	Operating expense paid on behalf of the Company
Meishan Vtouch Electronics Technology Co., Ltd.	95% owned by Mr. Guangde Cai and 5% by Chengdu Wetouch	74,453	397,947	Operating expense paid on behalf of the Company
Australia Vtouch Technolody Co., Ltd. (i)	35.36% owned by Mr. Guangde Cai	4,341,331	4,233,949	Interest- free loan
Mr. Guangde Cai	Chairman and CEO of HK Wetouch	220,926	215,031	Payable to employee
Mr. Yong Yang	Sales Director of Sichuan Wetouch	-	32,570	Payable to employee
Total		$4,766,080	$5,000,803

(i) As of September 30, 2020, RMB29.5 million (equivalent to US$4.3 million) was interest free advance provided by nine shareholders of Australia Vtouch Technology Co., Ltd, a related party, for the working capital purposes.